ACQUISITIONS AND GOODWILL	12 Months Ended
Dec. 31, 2022
ACQUISITIONS AND GOODWILL
ACQUISITIONS AND GOODWILL

8     ACQUISITIONS AND GOODWILL

The movement of goodwill is set out as below:

	As of December 31,
	2021	2022

Balance at the beginning of the year	2,596,393	7,076,505
Addition during the year	4,463,504	—
Measurement period adjustments	16,608	—
Balance at end of year	7,076,505	7,076,505

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets acquired in the acquisition. The goodwill is not deductible for tax purposes. Goodwill is assigned to the design, build-out and operation of data centers reporting unit.

No business combinations were consummated in the year ended December 31, 2022.

Business Combinations in 2021

Beijing 15 and Beijing 16 Acquisition

On April 30, 2021, the Company consummated an acquisition of all equity interests in a target group, which owns one in-service data center (Beijing 15) and one in-development data center (Beijing 16) by converting a vacant building located at the site of Beijing 15 in Beijing, China, from third parties. The provisional cash consideration for the equity interest was RMB3,176,354, subject to the final confirmation on certain conditions.

Pursuant to a supplemental agreement entered into between the seller and the Company in October 2021, both parties agreed to revise the terms of payment of the purchase price consideration and its payment conditions, resulting in the reductions of the purchase price consideration of RMB7,007 and RMB205,000 based on achievement of conditions during the years ended December 31, 2021 and 2022, respectively. The reductions were recognized as gain from purchase price adjustment in the consolidated statement of operations for the years ended December 31, 2021 and 2022, respectively.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2021 were RMB354,281 and RMB23,663, respectively.

Beijing 20, Beijing 21, Beijing 22 and Beijing 23 Acquisition

On December 17, 2021, the Company consummated an acquisition of 90% equity interests in a target group, which owns four data center projects (Beijing 20, Beijing 21, Beijing 22 and Beijing 23) in Beijing, China, from third parties for an aggregate cash consideration of RMB1,303,714.

The amounts of net revenue and net loss of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2021 were immaterial.

Other Business Combinations

In the year ended December 31, 2021, the Company also consummated other acquisitions of data center projects, including Beijing 17, Beijing 18, Beijing 19, Shenzhen 9 and Shenzhen 10, for an aggregate provisional cash consideration of RMB768,107.

The amounts of net revenue and net loss of the target companies included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2021 were immaterial.

Business Combinations in 2020

Beijing 10, Beijing 11 and Beijing 12 Acquisition

On June 5, 2020, the Company consummated an acquisition of all equity interests in a target group from third parties. The target group owns three data center projects (“Beijing 10, Beijing 11 and Beijing 12”) in Beijing, China. Pursuant to the share purchase agreement, the considerations included purchase price adjustments resulting from the differences between the fair value of certain assets and liabilities on the date of acquisition compared to the estimated fair value used to determine the closing considerations. The Company initially estimated the considerations to be RMB847,586 (including contingent considerations of RMB130,720).

The amounts of net revenue and net profit of the target group included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2020 amounted to RMB281,926 and RMB14,083, respectively.

Beijing 9 Acquisition

On December 18, 2020, the Company consummated an acquisition of all equity interests in a target company from a third party for an aggregate cash consideration of RMB816,969 (including contingent considerations of RMB463,496). The target entity owns a data center project (“Beijing 9”) in Beijing, China.

The amounts of net revenue and net profit of the target entity included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2020 were immaterial.

Shanghai 19 Acquisition

On November 17, 2020, the Company consummated an acquisition of all equity interests in a target group from third parties for an aggregate cash consideration of RMB62,480. The target group owns a data center project (“Shanghai 19 Phase I and II”) in Shanghai, China.

The amounts of net revenue and net profit of the target entity included in the Company’s consolidated statements of operations from the acquisition date to December 31, 2020 were immaterial.

The allocations of purchase price as of the date of acquisitions for the years ended December 31, 2020 and 2021 are summarized as follows.

	2020	2021
	Note (i)(ii)(iii)	Note (iv)(v)
Fair value of consideration	1,660,685	5,230,362
Effective settlement of pre-existing relationships upon consolidation	(31,229)	20,000

Other net assets acquired	(547,815)	(256,650)
Identifiable intangible assets	(449,600)	(689,800)
Deferred tax liabilities	75,120	159,592
Total identifiable net assets	(922,295)	(786,858)
Goodwill	707,161	4,463,504
Note (i):	Other net assets acquired primarily include property and equipment of RMB2,783,257, accounts payable of RMB1,133,760 and finance lease and other financing obligations of RMB1,362,103.
Note (ii):	Identifiable intangible assets acquired consisted of customer contracts of RMB449,600 with estimated useful lives from 6.5 to 12.1 years.
Note (iii):

During the one-year measurement period from the acquisition date, the Company recorded adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill of RMB55,462 in the year ended December 31, 2020 and increase to goodwill of RMB16,608 in the years ended December 31, 2021, respectively. The adjustments were a result of information obtained subsequent to the Company’s initial reporting of provisional amounts in accordance with ASC 805, Business Combinations.

Note (iv):

Other net assets acquired primarily included property and equipment of RMB2,974,715, accounts receivable of RMB224,307, accounts payable of RMB412,380, short-term borrowings of RMB461,494, long-term borrowings of RMB840,000 and finance lease and other financing obligations of RMB1,463,851.

Note (v):	Identifiable intangible assets acquired consisted of customer contracts of RMB689,800 with estimated useful lives from 5.7 to 7 years.

Supplemental pro forma financial information as if the acquisitions had occurred as of the beginning of the comparable prior annual reporting period has not been provided as each of the acquisitions, individually and in aggregate, were not material to the Company’s results of operations during the respective year of the acquisitions.

Asset Acquisitions

In 2020, 2021 and 2022, the Company consummated several acquisitions of certain target entities. These target entities did not meet the definition of a business as of the acquisition date in accordance with ASC 805 Business Combinations, and the acquisitions were accounted for as assets acquisitions. The primary assets acquired were properties self-owned or under finance leases, equipment and leasehold improvements. The Company has elected an accounting policy to measure non-controlling interests in asset acquisition at carryover basis, which is based on the carrying amounts within the acquired entity. Non-controlling interests with a total amount of nil, RMB56,519 and nil was recognized upon these acquisitions in the year ended December 31, 2020, 2021 and 2022, respectively.